UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
 (Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 600, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 600, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		July 31, 2018

Shares	COMMON STOCKS - 96.93%	Value
	Aerospace & Defense - 2.39%
205,056	Arotech Corp. (a)	$799,718
397,172	CPI Aerostructures, Inc. (a)	3,733,417
		4,533,135
	Auto Parts & Equipment - 4.67%
162,271	Miller Industries, Inc.	4,227,160
125,000	Motorcar Parts of America, Inc. (Acquired 9/10/12 through 8/27/14, Cost $1,127,230) (a) (b)	2,700,000
10,500	Motorcar Parts of America, Inc. (a)	226,800
50,000	Stoneridge, Inc. (a)	1,700,000
		8,853,960
	Automotive Retail - 0.29%
62,500	Lazydays Holdings, Inc. (a)	559,375
		559,375
	Building Materials - 7.75%
187,000	BlueLinx Holdings, Inc. (a)	6,371,090
94,452	Global Brass & Copper Holdings, Inc.	3,112,193
471,677	Huttig Building Products, Inc. (a)	2,169,714
23,454	Insteel Industries, Inc.	964,663
87,400	PGT Innovations, Inc. (a)	2,097,600
		14,715,260
	Business Services - 5.16%
115,000	GP Strategies Corp. (a)	2,173,500
171,383	PCM, Inc. (a)	3,787,564
397,969	PFSweb, Inc. (a)	3,828,462
		9,789,526
	Chemical & Related Products - 9.02%
20,000	KMG Chemicals, Inc.	1,436,000
204,165	Northern Technologies International Corp.	7,737,854
387,738	OMNOVA Solutions, Inc. (a)	3,625,350
287,266	Trecora Resources (a)	4,308,990
		17,108,194
	Commercial Banks - 7.38%
125,900	Bankwell Financial Group, Inc.	4,091,750
87,691	Berkshire Hills Bancorp, Inc.	3,560,255
25,000	Bridgewater Bancshares, Inc. (a)	318,750
50,000	Esquire Financial Holdings, Inc. (a)	1,277,000
69,185	Triumph Bancorp, Inc. (a)	2,653,245
68,590	Veritex Holdings, Inc. (a)	2,113,944
		14,014,944
	Commercial Services - 1.01%
65,000	TriState Capital Holdings, Inc. (a)	1,911,000
		1,911,000
	Commercial Services & Supplies - 1.65%
352,573	InnerWorkings, Inc. (a)	3,123,797
		3,123,797
	Construction & Engineering - 5.80%
30,000	Comfort Systems USA, Inc.	1,666,500
739,500	Hill International, Inc. (a)	4,067,250
132,776	IES Holdings, Inc. (a)	2,383,329
260,700	Limbach Holdings, Inc. (a)	2,896,377
		11,013,456
	Consumer Products - Manufacturing - 1.62%
114,000	Delta Apparel, Inc. (a)	1,885,560
57,547	Superior Group of Cos., Inc.	1,206,185
		3,091,745
	Consumer Services - 1.92%
207,583	Primo Water Corp. (a)	3,643,082
		3,643,082
	Data Processing, Hosting and Related Services - 4.34%
450,175	Limelight Networks, Inc. (a)	2,007,780
386,826	Ooma, Inc. (a)	6,227,899
		8,235,679

	Electronic Equipment & Instruments - 1.47%
123,728	Bel Fuse, Inc. - Class B	2,783,880
		2,783,880
	Energy & Related Services - 1.26%
120,064	Matrix Service Co. (a)	2,395,277
		2,395,277
	Financial Services - 6.98%
123,800	First Internet Bancorp	3,936,840
145,092	Hennessy Advisors, Inc.	2,270,690
53,009	Northeast Bancorp	1,137,043
40,950	Oppenheimer Holdings, Inc. - Class A	1,210,073
270,006	Silvercrest Asset Management Group, Inc. - Class A	4,711,604
		13,266,250
	Food - 3.74%
101,533	Crimson Wine Group Ltd. (a)	944,257
116,981	Farmer Brothers Co. (a)	3,374,902
198,500	Landec Corp. (a)	2,779,000
		7,098,159
	Home Building - 0.51%
100,000	Green Brick Partners, Inc. (a)	970,000
		970,000
	Industrial Goods - 1.15%
560,000	Hudson Technologies, Inc. (a)	1,019,200
35,000	Schnitzer Steel Industries, Inc. - Class A	1,153,250
		2,172,450
	Insurance - 1.98%
240,000	Atlas Financial Holdings, Inc. (a) (e)	2,028,000
83,049	United Insurance Holdings Corp.	1,724,097
		3,752,097
	Leisure - 0.86%
200,000	Century Casinos, Inc. (a)	1,630,000
		1,630,000
	Machinery Manufacturing - 1.38%
98,700	Graham Corp.	2,628,381
		2,628,381
	Medical Supplies & Services - 1.34%
31,712	Addus HomeCare Corp. (a)	2,097,749
95,869	RTI Surgical, Inc. (a)	440,997
		2,538,746
	Private Equity & Venture Capital - 0.74%
160,000	BBX Capital Corp. - Class A	1,395,200
		1,395,200
	Real Estate Investment Trust - 4.92%
184,025	City Office Real Estate Investment Trust, Inc.	2,346,319
199,178	Exantas Capital Corp.	2,089,377
225,000	Global Medical REIT, Inc.	1,901,250
100,000	Community Healthcare Trust, Inc.	3,000,000
		9,336,946
	Retail - 1.05%
175,000	Kirkland's, Inc. (a)	1,991,500
		1,991,500
	Semiconductor Related Products - 5.06%
286,367	AXT, Inc. (a)	2,162,071
138,327	DSP Group, Inc. (a)	1,729,088
415,000	Photronics, Inc. (a)	3,735,000
69,000	Rudolph Technologies, Inc. (a)	1,973,400
		9,599,559
	Software - 2.84%
190,700	American Software, Inc. - Class A	2,852,872
50,000	Computer Task Group, Inc. (a)	301,000
418,000	Zix Corp. (a)	2,232,120
		5,385,992
	Specialty Manufacturing - 4.06%
72,745	Core Molding Technologies, Inc.	978,420
82,500	Federal Signal Corp.	1,959,375
327,696	LSI Industries, Inc.	1,602,433
188,733	Manitex International, Inc. (a)	2,289,331
60,000	Sparton Corp. (a)	895,800
		7,725,359
	Telecommunications - 3.29%
740,000	Ceragon Networks Ltd. (a) (e)	2,967,400
79,652	Digi International, Inc. (a)	1,075,302
355,000	PC-Tel, Inc.	2,197,450
		6,240,152
	Transportation - 1.30%
620,000	Radiant Logistics, Inc. (a)	2,473,800
		2,473,800

	TOTAL COMMON STOCKS (Cost $117,467,920)	183,976,901

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
38,106	Emergent Capital, Inc. Warrant;
	Expiration: 10/06/2019, Exercise Price $10.75 (a) (c)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT-TERM INVESTMENTS - 3.14%	Value
5,958,841	First American Government Obligations Fund - Class X, 1.81% (d)	$5,958,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,958,841)	$5,958,841

	Total Investments (Cost $123,426,762) - 100.07%	$189,935,742
	Liabilities in Excess of Other Assets - (0.07)%	(136,543)
	TOTAL NET ASSETS - 100.00%	$189,799,199

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers." The value of this security is $2,700,000 or 1.42% of the Fund's net assets. This security is deemed to be liquid.

(c)
The price for this security was derived from an estimate of fair value using methods approved by the
Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's net assets. This security is classified as Level 2 and is deemed to be illiquid.

(d)	Variable rate security; the rate shown is the effective rate as of July 31, 2018.
(e)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2018

Shares	COMMON STOCKS - 91.54%	Value
	Aerospace & Defense - 0.83%
60,000	CPI Aerostructures, Inc. (a)	$564,000
		564,000
	Air Transport - 1.36%
54,886	AeroCentury Corp. (a)	919,340
		919,340
	Auto Parts & Equipment - 1.10%
90,000	Unique Fabricating, Inc.	747,000
		747,000
	Business Services - 14.08%
50,000	BG Staffing, Inc.	1,315,000
350,000	CynergisTek, Inc. (a)	1,312,499
244,300	DLH Holdings Corp. (a)	1,331,435
275,000	Information Services Group, Inc. (a)	1,127,500
80,000	PCM, Inc. (a)	1,768,000
50,000	Transcat, Inc. (a)	1,142,500
90,000	USA Technologies, Inc. (a)	1,210,500
701,005	WidePoint Corp. (a)	357,512
		9,564,946
	Chemical & Related Products - 2.74%
320,000	Flexible Solutions International, Inc. (a)	499,200
36,000	Northern Technologies International Corp.	1,364,400
		1,863,600
	Chemical Manufacturing - 1.26%
200,000	Intrepid Potash, Inc. (a)	854,000
		854,000
	Computer & Electronic Product Manufacturing - 1.37%
200,000	Dynatronics Corp. (a)	560,000
1,000,000	Singing Machine Co., Inc. (a)	372,000
		932,000
	Computer and Electronic Product Manufacturing - 1.75%
350,000	Luna Innovations, Inc. (a)	1,186,500
		1,186,500
	Computers & Electronics - 0.81%
35,000	Napco Security Technologies, Inc. (a)	553,000
		553,000
	Construction & Engineering - 4.05%
65,353	Gencor Industries, Inc. (a)	980,295
150,000	Hill International, Inc. (a)	825,000
12,500	NV5 Global, Inc. (a)	941,250
		2,746,545
	Consumer Goods - 1.10%
30,000	MCBC Holdings, Inc. (a)	748,800
		748,800
	Consumer Products - Distributing - 0.81%
400,000	US Auto Parts Network, Inc. (a)	548,000
		548,000

	Consumer Services - 1.50%
100,000	Xcel Brands, Inc. (a)	270,000
50,000	ZAGG, Inc. (a)	745,000
		1,015,000
	Diversified Financials - 1.51%
90,000	Safeguard Scientifics, Inc. (a)	1,026,000
		1,026,000
	Electronic Equipment & Instruments - 1.09%
150,000	Iteris, Inc. (a)	736,500
		736,500
	Energy & Related Services - 3.07%
145,000	DHT Holdings, Inc. (d)	616,250
42,500	Matrix Service Co. (a)	847,875
160,000	Mitcham Industries, Inc. (a)	617,600
		2,081,725
	Engineering & Construction - 1.19%
50,000	Infrastructure & Energy Alternatives, Inc. (a)	510,000
58,797	SG Blocks, Inc. (a)	299,865
		809,865
	Environmental Services - 0.97%
377,500	Quest Resource Holding Corp. (a)	660,625
		660,625
	Financial Holding Company - 0.76%
100,000	CCUR Holdings, Inc.	513,000
		513,000
	Financial Services - 6.27%
65,000	AMREP Corp. (a)	478,400
35,000	First Internet Bancorp	1,113,000
36,000	Hennessy Advisors, Inc.	563,400
50,000	HopFed Bancorp, Inc.	822,500
52,500	Silvercrest Asset Management Group, Inc. - Class A	916,125
225,851	US Global Investors, Inc.	368,137
		4,261,562
	Food - 0.48%
40,000	Willamette Valley Vineyards, Inc. (a)	328,000
		328,000
	Health Care - 0.71%
118,961	Rockwell Medical Technologies, Inc. (a)	482,982
		482,982
	Industrial Goods - 0.37%
139,900	Hudson Technologies, Inc. (a)	254,618
		254,618
	Insurance - 1.70%
50,000	Atlas Financial Holdings, Inc. (a) (d)	422,500
35,000	United Insurance Holdings Corp.	726,600
		1,149,100
	Leisure - 4.09%
97,322	Century Casinos, Inc. (a)	793,174
1,534,599	Galaxy Gaming, Inc. (a)	1,979,633
		2,772,807

	Machinery Manufacturing - 1.76%
170,000	ASV Holdings, Inc. (a)	1,191,700
		1,191,700
	Medical Supplies & Services - 6.56%
11,400	Addus HomeCare Corp. (a)	754,110
75,049	Birner Dental Management Services, Inc. (a)	439,037
649,000	First Choice Healthcare Solutions, Inc. (a)	830,720
62,190	Lakeland Industries, Inc. (a)	839,565
200,000	Sensus Healthcare, Inc. (a)	1,364,000
19,400	Taylor Devices, Inc. (a)	223,100
		4,450,532
	Merchant Wholesalers, Nondurable Goods - 1.70%
656,150	Innovative Food Holdings, Inc. (a)	492,113
325,000	New Age Beverages Corp. (a)	659,750
		1,151,863
	Motion Pictures - 0.80%
100,000	Ballantyne Strong, Inc. (a)	540,000
		540,000
	Oil & Gas Services - 0.46%
90,000	Profire Energy, Inc. (a)	313,200
		313,200
	Pharmaceuticals - 1.55%
154,300	ImmuCell Corp. (a)	1,049,240
		1,049,240
	Professional, Scientific, and Technical Services - 2.40%
135,000	AutoWeb, Inc. (a)	523,800
350,000	CUI Global, Inc. (a)	955,500
170,000	Sigma Labs, Inc. (a)	146,200
		1,625,500
	Real Estate Investment Trusts - 3.86%
170,000	Global Self Storage, Inc.	702,100
60,000	Plymouth Industrial REIT, Inc.	877,800
250,000	Sachem Capital Corp.	1,042,500
		2,622,400
	Retail - 2.29%
100,000	Build-A-Bear Workshop, Inc. (a)	810,000
500,000	Christopher & Banks Corp. (a)	492,500
325,000	OurPet's Co. (a)	250,282
		1,552,782
	Semiconductor Related Products - 1.83%
82,181	AXT, Inc. (a)	620,466
50,000	DSP Group, Inc. (a)	625,000
		1,245,466
	Software - 3.90%
80,000	Asure Software, Inc. (a)	1,127,200
100,000	BSQUARE Corp. (a)	230,000
215,000	Evolving Systems, Inc. (a)	559,000
200,000	GlobalSCAPE, Inc.	734,000
		2,650,200
	Specialized Consumer Services - 0.22%
550,000	XpresSpa Group, Inc. (a)	149,050
		149,050
	Specialty Manufacturing - 10.14%
200,000	Aspen Aerogels, Inc. (a)	1,016,000

40,064	Continental Materials Corp. (a)	652,041
93,500	CTI Industries Corp.	374,000
120,000	Data I/O Corp. (a)	608,400
12,500	Hurco Companies, Inc.	553,750
33,591	Kewaunee Scientific Corp.	1,061,476
88,467	Pioneer Power Solutions, Inc. (a)	451,182
170,000	Polar Power, Inc. (a)	1,026,800
30,000	Sparton Corp. (a)	447,900
80,000	Tecnoglass, Inc. (d)	692,800
		6,884,349
	Telecommunications - 0.93%
550,000	Mobivity Holdings Corp. (a)	632,500
		632,500
	Utilities - 1.00%
71,559	Global Water Resources, Inc.	679,095
		679,095

	TOTAL COMMON STOCKS (Cost $51,951,396)	64,057,392

Contracts	WARRANTS - 0.00%	Value
	Telecommunications - 0.00%
	Mobivity Holdings Corp.
165,000	Expiration: 03/11/2019, Exercise Price $1.20 (Acquired 03/11/2014, Cost $0) (a)(b)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT-TERM INVESTMENTS - 6.12%	Value
4,156,823	First American Government Obligations Fund - Class X, 1.81% (c)	4,156,823
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,156,823)	4,156,823

	Total Investments (Cost $56,108,219) - 100.49%	68,214,215
	Liabilities in Excess of Other Assets - (0.49)%	(330,054)
	TOTAL NET ASSETS - 100.00%	$67,884,161

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $0 or 0.00% of the Fund's Net Assets. This security was classified as Level 2 and is considered to be illiquid.

(c)	Variable rate security; the rate shown is the effective rate as of July 31, 2018.
(d)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		July 31, 2018

Shares	COMMON STOCKS - 98.36%	Value
	Administrative & Support Services - 0.86%
2,000	Kforce, Inc.	$75,600
		75,600
	Air Transportation - 0.92%
2,000	Hawaiian Holdings, Inc.	80,200
		80,200
	Auto Parts & Equipment - 6.17%
8,000	Commercial Vehicle Group, Inc. (a)	56,080
4,000	Miller Industries, Inc.	104,200
8,000	Modine Manufacturing Co. (a)	139,600
6,000	Superior Industries International, Inc.	110,100
4,000	Tower International, Inc.	129,200
		539,180
	Automobile Manufacturers - 1.37%
3,000	Winnebago Industries, Inc.	119,700
		119,700
	Biotechnology - 1.13%
7,000	Innoviva, Inc. (a)	99,050
		99,050
	Building Material, Garden Equipment & Supplies Dealers - 1.00%
4,000	BMC Stock Holdings, Inc. (a)	88,000
		88,000
	Building Products - 1.43%
7,000	Builders FirstSource, Inc. (a)	125,510
		125,510
	Business Services - 5.02%
3,000	Cision Ltd. (a) (c)	45,240
2,000	Darling Ingredients, Inc. (a)	40,180
29,515	Information Services Group, Inc. (a)	121,012
19,000	MobileIron, Inc. (a)	89,300
8,000	New Media Investment Group, Inc.	143,920
		439,652
	Chemical & Related Products - 1.49%
14,000	OMNOVA Solutions, Inc. (a)	130,900
		130,900
	Commercial Banks - 1.02%
2,900	Veritex Holdings, Inc. (a)	89,378
		89,378
	Commercial Services & Supplies - 3.74%
10,000	ACCO Brands Corp.	128,000
20,000	Groupon, Inc. (a)	93,600
12,000	InnerWorkings, Inc. (a)	106,320
		327,920
	Communications Equipment - 1.16%
12,000	Extreme Networks, Inc. (a)	102,000
		102,000
	Computer & Electronic Product Manufacturing - 1.03%
5,000	Electro Scientific Industries, Inc. (a)	90,150
		90,150
	Construction & Engineering - 6.04%
9,000	Gencor Industries, Inc. (a)	135,000
20,000	Hill International, Inc. (a)	110,000
5,000	IES Holdings, Inc. (a)	89,750

9,000	Sterling Construction Co, Inc. (a)	120,870
4,000	Tutor Perini Corp. (a)	74,000
		529,620
	Consumer Services - 2.79%
8,000	Primo Water Corp. (a)	140,400
7,000	ZAGG, Inc. (a)	104,300
		244,700
	Credit Intermediation & Related Activities - 2.22%
7,000	FNB Corp.	89,810
10,000	United Community Financial Corp.	104,500
		194,310
	Data Processing, Hosting and Related Services - 1.02%
20,000	Limelight Networks, Inc. (a)	89,200
		89,200
	Diversified Chemicals - 0.45%
6,000	LSB Industries, Inc. (a)	39,420
		39,420
	Electronic Equipment & Instruments - 1.58%
8,000	TTM Technologies, Inc. (a)	138,880
		138,880
	Electronic Manufacturing Services - 0.89%
3,000	KEMET Corp. (a)	77,970
		77,970
	Energy & Related Services - 1.01%
8,000	Newpark Resources, Inc. (a)	88,400
		88,400
	Engineering & Construction - 1.87%
16,000	Infrastructure & Energy Alternatives, Inc. (a)	163,200
		163,200
	Engines & Turbines - 1.06%
3,000	TPI Composites, Inc. (a)	92,460
		92,460
	Financial Services - 1.41%
2,000	B of I Holding, Inc. (a)	78,040
4,000	EZCORP, Inc. (a)	45,800
		123,840
	Gold - 2.12%
5,400	Kirkland Lake Gold Ltd.	118,422
30,000	McEwen Mining, Inc.	67,200
		185,622
	Health Care - 0.69%
15,000	Rockwell Medical, Inc. (a)	60,900
		60,900
	Health Care Providers & Services - 1.42%
6,000	Select Medical Holdings Corp. (a)	124,800
		124,800
	Health Care Services - 1.07%
7,000	RadNet, Inc. (a)	93,800
		93,800
	Home Building - 0.94%
8,500	Green Brick Partners, Inc. (a)	82,450
		82,450
	Hotels, Resorts & Cruise Lines - 1.30%
11,000	Playa Hotels & Resorts NV (a) (c)	114,290
		114,290
	Industrial Goods - 0.52%
25,000	Hudson Technologies, Inc. (a)	45,500
		45,500

	Insurance - 1.46%
6,300	CNO Financial Group, Inc.	128,205
		128,205
	Integrated Mining & Precious Metals - 0.89%
15,000	Hudbay Minerals, Inc. (c)	78,000
		78,000
	Internet Software & Services - 0.78%
2,000	Carbonite, Inc. (a)	68,600
		68,600
	Investment Banking & Brokerage - 1.35%
35,000	Ladenburg Thalmann Financial Services, Inc.	118,650
		118,650
	Machinery Manufacturing - 0.96%
3,000	Nova Measuring Instruments Ltd. (a) (c)	83,970
		83,970
	Medical Supplies & Services - 0.69%
1,000	AMN Healthcare Services, Inc. (a)	60,500
		60,500
	Mining - 0.73%
20,000	Hecla Mining Co.	64,000
		64,000
	Movies & Entertainment - 1.12%
6,000	AMC Entertainment Holdings, Inc. - Class A	97,800
		97,800
	Oil & Gas - 2.55%
7,500	Callon Petroleum Co. (a)	80,700
5,000	Extraction Oil & Gas, Inc. (a)	75,600
5,358	Goodrich Petroleum Corp. (a)	67,564
		223,864
	Oil & Gas - Equipment & Services - 1.54%
5,000	US Silica Holdings, Inc.	134,800
		134,800
	Oil & Gas - Exploration & Production - 2.25%
7,000	Carrizo Oil & Gas, Inc. (a)	197,260
		197,260
	Paper Products - 1.64%
8,000	Mercer International, Inc.	143,600
		143,600
	Pharmaceuticals - 1.05%
7,000	Corcept Therapeutics, Inc. (a)	91,910
		91,910
	Real Estate Investment Trusts - 2.97%
5,000	Medical Properties Trust, Inc.	72,050
13,200	New Senior Investment Group, Inc.	93,456
6,000	Physicians Realty Trust	94,560
		260,066
	Regional Banks - 1.44%
8,000	First Foundation, Inc. (a)	125,760
		125,760
	Semiconductor Equipment - 2.64%
5,000	Cohu, Inc.	125,900
5,000	Ichor Holdings Ltd. (a) (c)	105,000
		230,900
	Semiconductor Related Products - 3.83%
1,500	Entegris, Inc.	52,725
4,000	Kulicke & Soffa Industries, Inc.	105,440

16,000	Photronics, Inc. (a)	144,001
2,500	Ultra Clean Holdings, Inc. (a)	33,550
		335,716
	Semiconductors - 1.22%
3,500	SMART Global Holdings, Inc. (a) (c)	106,855
		106,855
	Software - 0.59%
9,700	Zix Corp. (a)	51,798
		51,798
	Specialty Chemicals - 1.28%
5,000	Ferro Corp. (a)	112,600
		112,600
	Specialty Manufacturing - 8.95%
10,000	Adesto Technologies Corp. (a)	55,000
4,000	Control4 Corp. (a)	101,720
6,000	Knowles Corp. (a)	104,160
5,029	McDermott International, Inc. (a) (c)	90,572
9,000	Mueller Water Products, Inc.	111,150
6,000	Select Energy Services, Inc. (a)	91,680
15,000	Tecnoglass, Inc. (c)	129,900
5,000	Wabash National Corp.	99,000
		783,182
	Specialty Stores - 0.86%
4,000	MarineMax, Inc. (a)	75,000
		75,000
	Television Broadcasting Stations - 0.88%
7,000	TEGNA, Inc.	77,210
		77,210
	Trucking - 0.89%
9,000	Daseke, Inc. (a)	78,210
		78,210
	Water Transportation - 1.06%
10,000	Golden Ocean Group Ltd. (c)	93,500
		93,500

	TOTAL COMMON STOCKS (Cost $7,788,187)	8,618,558

	SHORT-TERM INVESTMENTS - 1.68%
147,392	First American Government Obligations Fund - Class X, 1.81% (b)	$147,392
	TOTAL SHORT-TERM INVESTMENTS (Cost $147,392)	$147,392

	Total Investments (Cost $7,935,579) - 100.04%	$8,765,950
	Liabilities in Excess of Other Assets - (0.04)%	(3,261)
	TOTAL NET ASSETS - 100.00%	$8,762,689

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the effective rate as of July 31, 2018.
(c)	Foreign issued security.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)					July 31, 2018

1. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2018:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$ 14,264,620	$ -	$ -	$ 14,264,620
Consumer Staples	10,741,240	-	-	10,741,240
Energy	2,395,277	-	-	2,395,277
Financials	35,033,668	-	-	35,033,668
Health Care	2,538,746	-	-	2,538,746
Industrials	52,654,629	-	-	52,654,629
Information Technology	33,633,389	-	-	33,633,389
Materials	19,239,864	-	-	19,239,864
Real Estate Investment Trusts	7,247,569	-	-	7,247,569
Telecommunication Services	6,227,899	-	-	6,227,899
Total Common Stocks	183,976,901	-	-	183,976,901
Warrants
Financials	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	5,958,841	-	-	5,958,841
Total Investments in Securities	$ 189,935,742	$ -	$ -	$ 189,935,742

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$ 9,659,005	$ -	$ -	$ 9,659,005
Consumer Staples	1,479,863	-	-	1,479,863
Energy	3,410,925	-	-	3,410,925
Financials	7,000,762	-	-	7,000,762
Health Care	7,415,026	439,037	-	7,854,063
Industrials	14,262,960	652,042	-	14,915,002
Information Technology	14,068,379	-	-	14,068,379
Materials	3,410,400	-	-	3,410,400
Real Estate Investment Trusts	1,579,900	-	-	1,579,900
Utilities	679,095	-	-	679,095
Total Common Stocks	62,966,315	1,091,079	-	64,057,394
Warrants
Information Technology	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	4,156,823	-	-	4,156,823
Total Investments in Securities	$ 67,123,138	$ 1,091,079	$ -	$ 68,214,217

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$ 1,287,170	$ -	$ -	$ 1,287,170
Consumer Staples	180,580	-	-	180,580
Energy	826,577	-	-	826,577
Financials	780,143	-	-	780,143
Health Care	530,960	-	-	530,960
Industrials	1,976,550	-	-	1,976,550
Information Technology	1,892,470	-	-	1,892,470
Materials	884,042	-	-	884,042
Real Estate Investment Trusts	260,066	-	-	260,066
Total Common Stocks	8,618,557	-	-	8,618,557
Short Term Investments	147,392	-	-	147,392
Total Investments in Securities	$ 8,765,950	$ -	$ -	$ 8,765,950

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$ -	$ 1,303,582	$ -
Transfers out of level 1	-	(1,091,078)	-
Net transfers in (out of) Level 1	$ -	$ 212,504	$ -

Transfers into Level 2	$ -	$ 1,091,078	$ -
Transfers out of Level 2	-	(1,303,582)	-
Net Transfers in (out of) Level 2	$ -	$ (212,504)	$ -

Transfers into Level 3	$ -	$ -	$ -
Transfers out of Level 3	-	-	-
Net Transfers in (out of) Level 3	$ -	$ -	$ -

There were no transfers into or out of Levels 1 or 2 during the three months ended July 31, 2018 for MicroCap Opportunities Fund or Low Priced Stock Fund.

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity.

2. Transactions with Affiliates

The following issuer was affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2017 through July 31, 2018.  No issuers were affiliated with the MicroCap Opportunities Fund and the Low Priced Stock Fund during the period ended July 31, 2018.  See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt Ultra MicroCap Fund

Issuer Name	Share Balance At November 1, 2017	Additions	Reductions	Share Balance At July 31, 2018	Dividend Income	Change in Unrealized Appreciation	Net Realized Loss	Value At July 31, 2018
Sigma Labs, Inc. [1]	249,640	40,000	(119,640)	170,000	$ -	$ 114,198	$ (117,034)	$ 146,200

1 Issuer was not an affiliate as of July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                            Michael J. Corbett, President

Date                                September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
                                              Michael J. Corbett, President

Date                                           September 21, 2018

By (Signature and Title)* /s/ Mark J. Buh
                                              Mark J. Buh, Treasurer/Principal Financial Officer

Date                                           September 21, 2018

* Print the name and title of each signing officer under his or her signature.